Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Deferred tax assets:
Deferred revenue	$ 69,680	$ 49,624
Employee compensation and benefits	75,401	72,832
Intangible assets, computer software and intellectual property	14,937	11,481
Tax credits, net capital and operating loss carryforwards	114,709	163,913
Other	68,300	47,301
Total deferred tax assets	343,027	345,151
Valuation allowances	(112,165)	(128,207)
Total deferred tax assets, net	230,862	216,944
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(58,774)	(56,868)
Intangible assets, computer software and intellectual property	(118,650)	(113,920)
Other	(19,886)	(24,262)
Total deferred tax liabilities	(197,310)	(195,050)
Net deferred tax assets	$ 33,552	$ 21,894